Redeemable Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Increase (Decrease) in Temporary Equity
Beginning balance	$ 53,468	$ 52,218
Issuance of shares	19,843
Remeasurement to Redemption Amount	1,423
Accretion of Cumulative Dividends	878
Conversion in connection with the Reverse Recapitalization	(75,612)
Ending balance	0	53,468
Series A Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	1,151
Conversion in connection with the Reverse Recapitalization	(1,151)
Ending balance	0	1,151
Series B Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	930
Conversion in connection with the Reverse Recapitalization	(930)
Ending balance	0	930
Series C Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	300
Conversion in connection with the Reverse Recapitalization	(300)
Ending balance	0	300
Series D Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	10,340
Conversion in connection with the Reverse Recapitalization	(10,340)
Ending balance	0	10,340
Series E Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	2,207
Conversion in connection with the Reverse Recapitalization	(2,207)
Ending balance	0	2,207
Series F Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	27,290
Conversion in connection with the Reverse Recapitalization	(27,290)
Ending balance	0	27,290
Series G Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	3,550
Issuance of shares		1,050
Conversion in connection with the Reverse Recapitalization	(3,550)
Ending balance	0	3,550
Series H Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	7,700
Issuance of shares		200
Conversion in connection with the Reverse Recapitalization	(7,700)
Ending balance	0	7,700
Series I Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance	0
Issuance of shares	19,843
Remeasurement to Redemption Amount	1,423
Accretion of Cumulative Dividends	878
Conversion in connection with the Reverse Recapitalization	(22,144)
Ending balance	$ 0	$ 0